RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASE LIABILITY
Summary of changes in the Right-of-use assets

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Adoption of IFRS 16 - January 1, 2019 (Note 2.23)	243,250	436,401	106,787	49,930	836,368
Additions	14,062	117,653	742	11,064	143,521
Disposals	(10,493)	(22,993)	(162)	(1,907)	(35,555)
Remeasurements	33,322	(2,346)	—	1,236	32,212
Foreign exchange effect	3,853	4,571	46	2,119	10,589
Balances as of December 31, 2019	283,994	533,286	107,413	62,442	987,135

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Adoption of IFRS 16 - January 1, 2019 (Note 2.23)	—	—	—	—	—
Depreciation	(50,080)	(127,399)	(15,419)	(21,873)	(214,771)
Disposals	1,330	4,250	32	976	6,588
Foreign exchange effect	(733)	(128)	(9)	(768)	(1,638)
Balances as of December 31, 2019	(49,483)	(123,277)	(15,396)	(21,665)	(209,821)

Right-of-use Assets
Balances as of December 31, 2019	234,511	410,009	92,017	40,777	777,314

Schedule of lease payments

The payment schedules of leasing are as follows:

2020	202,536
2021	172,870
2022	121,379
2023	85,878
2024	58,866
2025 on	162,740
804,269

Leasing payable
Current	202,536
Non-current	601,733

Financial expense for the year ended on December 31, 2019	83,620